Report Of The Directors Financial Review Risk Report - Balance sheet of insurance manufacturing subsidiaries by type of contract (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of types of insurance contracts [line items]
Financial assets	$ 2,865,200,000	$ 2,855,948,000
Trading assets	218,093,000	248,842,000
Derivatives	284,146,000	196,882,000
Other financial assets	15,282,000	14,765,000
Total assets	2,966,530,000	2,957,939,000	$ 2,984,164,000
Liabilities under insurance contracts	110,587,000	109,077,000
Deferred tax	2,422,000	4,673,000
Other liabilities	20,177,000	22,430,000
Total liabilities	2,770,502,000	2,751,162,000
Total equity	196,028,000	206,777,000	$ 204,995,000	$ 192,668,000
Total liabilities and equity	2,966,530,000	2,957,939,000
With DPF
Disclosure of types of insurance contracts [line items]
Liabilities under insurance contracts	20,993,000	26,757,000
Unit-linked
Disclosure of types of insurance contracts [line items]
Liabilities under insurance contracts	5,386,000	6,483,000
Other contracts
Disclosure of types of insurance contracts [line items]
Liabilities under insurance contracts	84,208,000	75,837,000
Insurance manufacturing subsidiaries
Disclosure of types of insurance contracts [line items]
Financial assets	128,604,000	127,657,000
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss	44,384,000	44,682,000
Derivatives	463,000	147,000
– financial investments at amortised cost	67,104,000	61,593,000
– financial investments at fair value through other comprehensive income	10,755,000	13,268,000
Other financial assets	5,898,000	7,967,000
Reinsurance assets	4,721,000	3,921,000
PVIF	9,900,000	9,453,000
Other assets and investment properties	3,705,000	3,585,000
Total assets	146,930,000	144,616,000
Liabilities under investment contracts designated at fair value	5,380,000	5,938,000
Liabilities under insurance contracts	114,907,000	112,807,000
Deferred tax	1,750,000	1,630,000
Other liabilities	7,212,000	7,269,000
Total liabilities	129,249,000	127,644,000
Total equity	17,681,000	16,972,000
Total liabilities and equity	146,930,000	144,616,000
Insurance manufacturing subsidiaries | Assets and liabilities related to insurance contracts | With DPF
Disclosure of types of insurance contracts [line items]
Financial assets	89,907,000	88,969,000
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss	30,950,000	30,669,000
Derivatives	418,000	129,000
– financial investments at amortised cost	46,142,000	42,001,000
– financial investments at fair value through other comprehensive income	8,349,000	10,858,000
Other financial assets	4,048,000	5,312,000
Reinsurance assets	2,945,000	2,180,000
PVIF	0	0
Other assets and investment properties	2,521,000	2,558,000
Total assets	95,373,000	93,707,000
Liabilities under investment contracts designated at fair value	0	0
Liabilities under insurance contracts	91,948,000	89,492,000
Deferred tax	227,000	179,000
Other liabilities	0	0
Total liabilities	92,175,000	89,671,000
Total equity	0	0
Total liabilities and equity	92,175,000	89,671,000
Insurance manufacturing subsidiaries | Assets and liabilities related to insurance contracts | Unit-linked
Disclosure of types of insurance contracts [line items]
Financial assets	8,144,000	8,881,000
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss	7,992,000	8,605,000
Derivatives	0	1,000
– financial investments at amortised cost	43,000	61,000
– financial investments at fair value through other comprehensive income	0	0
Other financial assets	109,000	214,000
Reinsurance assets	50,000	72,000
PVIF	0	0
Other assets and investment properties	2,000	1,000
Total assets	8,196,000	8,954,000
Liabilities under investment contracts designated at fair value	2,084,000	2,297,000
Liabilities under insurance contracts	5,438,000	6,558,000
Deferred tax	6,000	9,000
Other liabilities	0	0
Total liabilities	7,528,000	8,864,000
Total equity	0	0
Total liabilities and equity	7,528,000	8,864,000
Insurance manufacturing subsidiaries | Assets and liabilities related to insurance contracts | Other contracts
Disclosure of types of insurance contracts [line items]
Financial assets	21,467,000	19,856,000
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss	3,899,000	3,581,000
Derivatives	30,000	15,000
– financial investments at amortised cost	16,114,000	14,622,000
– financial investments at fair value through other comprehensive income	486,000	459,000
Other financial assets	938,000	1,179,000
Reinsurance assets	1,724,000	1,666,000
PVIF	0	0
Other assets and investment properties	225,000	206,000
Total assets	23,416,000	21,728,000
Liabilities under investment contracts designated at fair value	3,296,000	3,641,000
Liabilities under insurance contracts	17,521,000	16,757,000
Deferred tax	22,000	24,000
Other liabilities	0	0
Total liabilities	20,839,000	20,422,000
Total equity	0	0
Total liabilities and equity	20,839,000	20,422,000
Insurance manufacturing subsidiaries | Shareholder assets and liabilities
Disclosure of types of insurance contracts [line items]
Financial assets	9,086,000	9,951,000
– financial assets designated and otherwise mandatorily measured at fair value through profit or loss	1,543,000	1,827,000
Derivatives	15,000	2,000
– financial investments at amortised cost	4,805,000	4,909,000
– financial investments at fair value through other comprehensive income	1,920,000	1,951,000
Other financial assets	803,000	1,262,000
Reinsurance assets	2,000	3,000
PVIF	9,900,000	9,453,000
Other assets and investment properties	957,000	820,000
Total assets	19,945,000	20,227,000
Liabilities under investment contracts designated at fair value	0	0
Liabilities under insurance contracts	0	0
Deferred tax	1,495,000	1,418,000
Other liabilities	7,212,000	7,269,000
Total liabilities	8,707,000	8,687,000
Total equity	17,681,000	16,972,000
Total liabilities and equity	$ 26,388,000	$ 25,659,000